Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related Party Transactions

Note 20—Related Party Transactions

The Board of Directors and Senior Management (“Key Management Personnel”) are considered related parties as they have authority and responsibility for planning and directing the Company’s operations. Related parties also include undertakings in which such individuals have a controlling or joint controlling interest. Additionally, all group enterprises and associates are considered related parties.

Neither the Company’s related parties nor major shareholders hold a controlling, joint controlling, or significant interest in the Group.

The Company has entered into employment agreements with and issued warrants, RSUs and PSUs to Key Management Personnel. In addition, the Company pays fees for board tenure and board committee tenure to the independent members of the Board of Directors. For further details, refer to Note 7, “Employee Costs.” Indemnification agreements have been entered with members of the Board of Directors, the Executive Board and Non-executive Senior Management.

Transactions between the parent company and group enterprises comprise management and license fees, research and development services, administration services, and clinical and commercial supplies. These transactions have been eliminated in the consolidated financial statements. Transactions and outstanding balances with the associates are disclosed in Note 13, “Investments in Associates.”

In addition, the parent company Ascendis Pharma A/S is jointly taxed with its Danish subsidiaries, where the current Danish corporation tax is allocated between the jointly taxed Danish companies. For further details, refer to Note 10, “Tax on Profit/(Loss) for the Year and Deferred Tax.”

Except for the information disclosed above, the Company has not undertaken any significant transactions with members of the Key Management Personnel, or undertakings in which the identified related parties have a controlling or joint controlling interest.